NET LOSS PER SHARE OF COMMON STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
NET LOSS PER SHARE OF COMMON STOCK

NOTE 13 - NET LOSS PER SHARE OF COMMON STOCK

Basic and diluted net loss per share of Common Stock (“EPS”) is computed by dividing (i) net loss (the “Numerator”), by (ii) the weighted average number of shares of Common Stock outstanding during the period (the “Denominator”).

The calculation of diluted EPS is also required to include the dilutive effect, if any, of stock options, unvested restricted stock awards, convertible debt and Preferred Stock, and other Common Stock equivalents computed using the treasury stock method, in order to compute the weighted average number of shares outstanding. As of September 30, 2023 and 2022, all Common Stock equivalents were antidilutive.

Presented below are the calculations of the Numerators and the Denominators for basic and diluted EPS (dollars in thousands, except per share amounts):

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2023	2022	2023	2022
Calculation of Numerator:
Net loss	$(2,093)	(5,434)	$(9,324)	(17,756)

Loss applicable to common stockholders	$(2,093)	$(5,434)	$(9,324)	$(17,756)

Calculation of Denominator:
Weighted average number of shares of Common Stock outstanding	1,197,258	849,446	1,152,607	849,446

Net loss per share of Common Stock (basic and diluted)	$(1.75)	$(6.40)	$(8.09)	$(20.90)

As of September 30, 2023 and December 31, 2022, the following potential Common Stock equivalents were excluded from the computation of diluted net loss per share of Common Stock since the impact of inclusion was antidilutive (in thousands):

	September 30	December 31,
	2023	2022

Common stock warrants	496	145
Common stock options	137	145
Total	633	290

NOTE 14 - NET LOSS PER SHARE OF COMMON STOCK

Basic and diluted net loss per share of Common Stock (“EPS”) is computed by dividing (i) net loss (the “Numerator”), by (ii) the weighted average number of shares of Common Stock outstanding during the period (the “Denominator”).

The calculation of diluted EPS is also required to include the dilutive effect, if any, of stock options, unvested restricted stock awards, convertible debt and Preferred Stock, and other Common Stock equivalents computed using the treasury stock method, in order to compute the weighted average number of shares outstanding. As of December 31, 2022 and 2021, all Common Stock equivalents were antidilutive.

Presented below are the calculations of the Numerators and the Denominators for basic and diluted EPS (dollars in thousands, except per share amounts):

	2022	2021
Calculation of Numerator:
Net loss	$(23,845)	(20,288)

Loss applicable to common stockholders	$(23,845)	$(20,288)

Calculation of Denominator:
Weighted average number of shares of Common Stock outstanding	920,592	849,446

Net loss per share of Common Stock (basic and diluted)	$(25.90)	$(23.88)

As of December 31, 2022 and 2021, the following potential Common Stock equivalents were excluded from the computation of diluted net loss per share of Common Stock since the impact of inclusion was antidilutive (in thousands):

	December 31, 2022	December 31, 2021
Common stock warrants	145	102
Common stock options	145	114
Total	290	216